Summary of significant accounting policies - Additional Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Jul. 22, 2013
Debt Instrument [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Cash balances in bank accounts, uninsured amount	144,091		1,070,000	3,200,000	1,167,000
Line of Credit Facility, Amount Outstanding						1,055,000
Allowance for doubtful accounts			154,400	96,800
Advertising expense	147,000	133,000		86,700	14,900
Research and development costs reimbursed by government agencies	115,150	101,400		239,000	917,000
Noncontrolling Interest, Ownership Percentage by Parent			65.00%
Loss on Contracts	300,000
Research And Development Arrangements With Government Agencies, Retainage Receivable	138,350	154,700
Number of Operating Segments	1		1
Cash, Uninsured Amount	144,091		1,070,000	3,200,000	1,167,000
segment [Member]
Debt Instrument [Line Items]
Allowance for doubtful accounts	119,700		154,400
Advertising expense			187,500
Research and development costs reimbursed by government agencies			$ 126,500
Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	65.00%		65.00%	67.40%	63.00%
Restricted stock | Ilios [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	63.70%